Prospectus Supplement                                              223579 3/05
dated March 30, 2005 to the retail prospectuses of:
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Putnam Classic Equity Fund
Putnam Equity Income Fund
Putnam High Yield Advantage Fund
Putnam Limited Duration Government Income Fund
Putnam New York Tax Exempt Income Fund

The maximum initial sales charge on class M shares of Putnam Classic Equity Fund and Putnam Equity Income Fund purchased before April 1, 2005 is 3.50%. Accordingly, for shares purchased before April 1, 2005, references to the maximum sales charge for class M shares in the sections "Fund summary--Fees and expenses" and "How do I buy fund shares?" are revised accordingly, and information for class M shares in the table of initial sales charges in the section "How do I buy fund shares?" is replaced with the information below.

Performance information in the table of average annual total returns and the example in the section "Fund summary" for these funds reflects a reduction in the maximum initial sales charge on class M shares that will take effect on April 1, 2005. If this reduction had not been reflected, performance of class M shares shown for these funds would have been lower and example expenses would have been higher.

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Putnam Classic Equity Fund and Putnam Equity Income Fund

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                                        Class M sales charge
                                         as a percentage of*:

Amount of purchase at offering     Net amount
price ($)                           invested        Offering price**

Under 50,000                          3.63%                3.50%
50,000 but under 100,000              2.56                 2.50
100,000 but under 250,000             1.52                 1.50
250,000 but under 500,000             1.01                 1.00
500,000 but under 1,000,000           NONE                 NONE
1,000,000 and above                   NONE                 NONE

 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.
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The maximum initial sales charge on class A shares of Putnam High Yield
Advantage Fund and Putnam New York Tax Exempt Income Fund purchased before April 1, 2005 is 4.50%. In addition, the sales charges on class M shares of these funds and Putnam Limited Duration Government Income Fund at different investment levels for purchases before April 1, 2005 are as shown in the table below, which replaces the table of initial sales charges in the section "How do I buy fund shares?" References to the maximum sales charge for class A shares in the sections "Fund summary--Fees and expenses" and "How do I buy fund shares?" with respect to purchases before April 1, 2005 also are revised accordingly.

Performance information in the table of average annual total returns and the example in the section "Fund summary" for Putnam High Yield Advantage Fund and Putnam New York Tax Exempt Income Fund reflect a reduction in the maximum initial sales charge on class A shares that will take effect on April 1, 2005. If this reduction had not been reflected, performance of class A shares shown for these funds would have been lower and example expenses would have been higher.




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Putnam High Yield Advantage Fund

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                                        Class A sales charge                    Class M sales charge
                                         as a percentage of*:                    as a percentage of*:

Amount of purchase at offering     Net amount                              Net amount
price ($)                           invested        Offering price**        invested        Offering price**
Under 50,000                          4.71%                4.50%              3.36%                3.25%
50,000 but under 100,000              4.44                 4.25               2.30                 2.25
100,000 but under 250,000             3.36                 3.25               1.52                 1.50
250,000 but under 500,000             2.56                 2.50               1.01                 1.00
500,000 but under 1,000,000           2.04                 2.00               NONE                 NONE
1,000,000 and above                   NONE                 NONE               NONE                 NONE

 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.
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

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Putnam New York Tax Exempt Income Fund

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                                        Class A sales charge                    Class M sales charge
                                         as a percentage of*:                    as a percentage of*:

Amount of purchase at offering     Net amount                              Net amount
price ($)                           invested        Offering price**        invested        Offering price**
Under 25,000                          4.71%                4.50%              3.36%                3.25%
25,000 but under 50,000               4.44                 4.25               3.36                 3.25
50,000 but under 100,000              4.44                 4.25               2.30                 2.25
100,000 but under 250,000             3.63                 3.50               1.52                 1.50
250,000 but under 500,000             2.83                 2.75               1.01                 1.00
500,000 but under 1,000,000           2.04                 2.00               NONE                 NONE
1,000,000 and above                   NONE                 NONE               NONE                 NONE

 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.
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

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Putnam Limited Duration Government Income Fund

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Initial sales charges for class A and M shares

                                        Class M sales charge
                                         as a percentage of*:

Amount of purchase at offering     Net amount
price ($)                           invested        Offering price**

Under 100,000                         2.04%                2.00%
100,000 but under 250,000             1.52                 1.50
250,000 but under 500,000             1.01                 1.00
500,000 but under 1,000,000           NONE                 NONE
1,000,000 and above                   NONE                 NONE

 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.
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